Financial Instruments (Schedule of Change in Interest Rate Profit (Loss)) (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Increase of 1% [Member]
Disclosure of detailed information about financial instruments [line items]
Gain (loss) from increase decrease in interest rate	€ 2,446	€ 803
Increase of 3% [Member]
Disclosure of detailed information about financial instruments [line items]
Gain (loss) from increase decrease in interest rate	7,368	2,444
Decrease of 1% [Member]
Disclosure of detailed information about financial instruments [line items]
Gain (loss) from increase decrease in interest rate	(2,474)	(836)
Decrease of 3% [Member]
Disclosure of detailed information about financial instruments [line items]
Gain (loss) from increase decrease in interest rate	€ (7,396)	€ (2,477)